Revenues	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Revenues
Revenues

10. Revenues

A breakdown of our revenues by type for the nine months ended May 31, 2025, and May 31, 2024, are as follows:

	Nine Months Ended May 31
	2025	2024

IP Licensing	$522,000	$373,990
B2B	9,923	5,388
Other	-	900
Total	$531,923	$380,278

The Company recognized $522,000 and $373,990 in licensing revenue for the nine months ended May 31, 2025, and May 31, 2024, respectively.  Licensing revenue consists of IP licensing fees for transfer of the DehydraTECH technology in line with definitive agreements and includes non-refundable minimum performance fees. During the nine-month period ended May 31, 2025, and May 31, 2024, the Company recognized B2B product revenues of $9,923 and $5,388, respectively, that relate to sales of our intermediate products for use by B2B customers in their products.

10. Revenues

Revenues for the years ended August 31, 2024 and 2023 consist of the following:

	Year Ended August 31,
	2024	2023
IP Licensing	$457,990	$146,800
B2B	5,388	44,167
Other	900	35,241
Total Revenue	$464,278	$226,208
Licensing revenue consists of IP licensing fees for transfer of the DehydraTECH technology in line with definitive agreements and includes non-refundable minimum performance fees. The Company recognized $457,990 in licensing revenue during the year. The Company recognized B2B product revenues of $5,388 that relate to sales of our intermediate products for use by B2B customers in their products.